Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Currently payable
Federal	$ 27,587	$ 12,984	$ 5,949
State	0	0	0
Deferred
Federal	(2,456)	12,717	22,378
State	0	0	8,382
Valuation allowance
Federal	0	0	0
State	0	0	(2,294)
Total	$ 25,131	$ 25,701	$ 34,415